Share-based compensation - Compensation cost (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
Share-based compensation expense
Share-based compensation expense	¥ 70,588,710	$ 11,274,723	¥ 150,943,580		¥ 71,849,299
Total unrecognized compensation expense	¥ 11,094,017		85,785,176		232,061,272		$ 1,718,377
weighted-average period (in years)	1 year 3 months 7 days	1 year 3 months 7 days
Deferred tax benefit recognized | $		$ 0		$ 0		$ 0
Origination and servicing
Share-based compensation expense
Share-based compensation expense	¥ 21,345,909	3,349,639	35,885,086		88,671,136
General and administrative
Share-based compensation expense
Share-based compensation expense	48,655,490	7,635,108	32,794,113		60,445,030
Sales and marketing
Share-based compensation expense
Share-based compensation expense	1,847,900	289,976	1,909,511		1,827,414
Stock options | Origination and servicing
Share-based compensation expense
Share-based compensation expense	10,819,642	1,697,839	6,173,735		446,808
Stock options | General and administrative
Share-based compensation expense
Share-based compensation expense	5,321,620	835,078	3,064,908		5,717,025
Stock options | Sales and marketing
Share-based compensation expense
Share-based compensation expense	444,211	69,706	312,785		8,682
Restricted stock units
Share-based compensation expense
Share-based compensation expense	16,585,473	$ 2,602,623	9,551,428		6,172,515
Total unrecognized compensation expense	¥ 141,127,667		33,499,672		34,246,159		$ 21,859,585
weighted-average period (in years)	3 years 7 months 28 days	3 years 7 months 28 days
Deferred tax benefit recognized | ¥	¥ 0		¥ 0		¥ 0